Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
Schedule of future minimum rental payments under the Company's noncancelable operating leases

Future minimum rental payments under the Company’s noncancelable operating leases at September 30, 2021 are as follows (in thousands):

2021 (excluding the nine months ended September 30, 2021)	$134
2022	541
2023	551
2024	528
2025	353
$2,107

Future minimum rental payments under the Company’s noncancelable operating leases at December 31, 2020 are as follows (in thousands):

2021	$534
2022	543
2023	553
2024	529
2025	353
$2,511